CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	[1]	¥ 548,143	¥ 412,532
Less: Net income (loss) attributable to noncontrolling interests		(15,033)	105,520
Net income attributable to MHFG shareholders		563,176	307,013
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		113,666	103,413
Provision (credit) for credit losses		(1,505)	(2,484)
Investment losses (gains)-net		121,751	(494,778)
Equity in losses (earnings) of equity method investees-net	[2]	(9,086)	(46,741)
Foreign exchange losses (gains)-net		(138,289)	599,299
Deferred income tax expense		28,554	54,427
Net change in trading account assets		(2,227,916)	(9,320,622)
Net change in trading account liabilities		(782,956)	6,268,701
Net change in loans held for sale		(349,285)	62,849
Net change in accrued income		17,426	(86,063)
Net change in accrued expenses		(4,560)	40,257
Other-net		1,116,447	480,177
Net cash used in operating activities		(1,552,577)	(2,034,549)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		17,329,169	15,907,621
Proceeds from sales of Equity securities	[3]	1,903,886	1,482,904
Proceeds from maturities of Available-for-sale securities		10,162,422	18,635,847
Proceeds from maturities of Held-to-maturity securities		305,114	286,594
Purchases of Available-for-sale securities		(26,222,916)	(37,609,753)
Purchases of Held-to-maturity securities		(584,042)	(988,261)
Purchases of Equity securities	[3]	(1,442,607)	(1,832,574)
Proceeds from sales of loans		392,461	308,035
Net change in loans		(47,554)	(422,364)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(2,347,575)	(1,778,011)
Proceeds from sales of premises and equipment		86,513	9,825
Purchases of premises and equipment		(148,496)	(100,783)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		2,970	0
Purchases of investments in subsidiaries (affecting the scope of consolidation)		0	(16,320)
Net cash used in investing activities		(610,656)	(6,117,242)
Cash flows from financing activities:
Net change in deposits		(2,301,534)	(3,204,702)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		2,524,298	4,961,440
Net change in due to trust accounts		95,310	(420,865)
Net change in other short-term borrowings		734,376	(105)
Proceeds from issuance of long-term debt		1,739,534	1,718,468
Repayment of long-term debt		(1,372,648)	(1,681,532)
Proceeds from noncontrolling interests		14,984	27,973
Payments to noncontrolling interests		(544)	(41,473)
Proceeds from sales of treasury stock		2,637	2,707
Purchases of treasury stock		(2,773)	(2,360)
Dividends paid		(139,510)	(107,843)
Dividends paid to noncontrolling interests		(6,008)	(11,483)
Net cash provided by financing activities		1,288,121	1,240,224
Effect of exchange rate changes on cash and cash equivalents		(564,012)	1,653,638
Net decrease in cash and cash equivalents	[4]	(1,439,124)	(5,257,929)
Cash and cash equivalents at beginning of period	[4]	74,113,043	67,992,295
Cash and cash equivalents at end of period	[4]	72,673,919	62,734,366
Noncash investing activities:
Transfer of loans into loans held for sale		¥ 34,936	¥ 1,621

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.
[4]	Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents.